Note 11 - Stock-based Compensation - Allocation of Share-based Compensation Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expense	$ 3,014	$ 6,513	$ 18,071	$ 23,959
Cost of Sales [Member]
Share-Based Payment Arrangement, Expense	0	61	136	131
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense	1,209	2,278	6,821	7,201
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expense	182	1,368	2,993	4,696
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense	$ 1,623	$ 2,806	$ 8,121	$ 11,931